Gold Fields Management Scheme Options Outstanding (Detail) (GF Management Incentive Scheme)	12 Months Ended		12 Months Ended
	Dec. 31, 2012 ZAR	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Range 1 USD ($)	Dec. 31, 2012 Range 1 ZAR	Dec. 31, 2012 Range 2 USD ($)	Dec. 31, 2012 Range 2 ZAR	Dec. 31, 2012 Range 3 USD ($)	Dec. 31, 2012 Range 3 ZAR	Dec. 31, 2012 Range 4 USD ($)	Dec. 31, 2012 Range 4 ZAR
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding and exercisable options, lower limit	63.65		$ 7.00	60.00	$ 9.93	85.00	$ 12.84	110.00	$ 15.76	135.00
Outstanding and exercisable options, upper limit	140.66		$ 9.92	84.99	$ 12.83	109.99	$ 15.75	134.99	$ 18.67	159.99
Outstanding and exercisable options, Number of options		75,500	34,500	34,500	21,800	21,800	14,000	14,000	5,200	5,200
Outstanding and exercisable options, weighted average exercise price	86.51	$ 10.09	$ 7.71	66.07	$ 10.48	89.80	$ 13.03	111.66	$ 16.41	140.66
Outstanding and exercisable options, contractual life	3 months 29 days		4 months 10 days	4 months 10 days	5 months 11 days	5 months 11 days	15 days	15 days	2 months 1 day	2 months 1 day